Tax Status	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan recently received a favorable determination letter from the IRS dated March 10, 2026.  Although the determination letter does not apply to certain recent amendments to the Plan, the Plan Administrator believes that the Plan is currently designed and is currently being operated in compliance with the applicable requirements of the IRC.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.